GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

	Search and Portal	E-commerce, Mobility and Delivery	Plus and Entertainment	Classifieds	Other Business Units and Initiatives	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2022
Gross amount of goodwill	2,719	107,810	2,140	6,382	151	119,202	—
Accumulated impairment loss	—	(762)	(576)	—	—	(1,338)	—
	2,719	107,048	1,564	6,382	151	117,864	—

Acquisitions (Note 3)	—	26,139	—	—	—	26,139	—
Foreign currency translation adjustment	—	(226)	—	—	—	(226)	—

Balance as of December 31, 2022
Gross amount of goodwill	2,719	133,724	2,140	6,382	151	145,116	—
Accumulated impairment loss	—	(762)	(576)	—	—	(1,338)	—
	2,719	132,962	1,564	6,382	151	143,778	—

Foreign currency translation adjustment	—	142	—	—	—	142	1.6
Measurement period adjustment	—	56	—	—	—	56	0.6
Impairment loss	—	(1,136)	—	—	—	(1,136)	(12.7)

Balance as of December 31, 2023
Gross amount of goodwill	2,719	133,922	2,140	6,382	151	145,314	1,620.2
Accumulated impairment loss	—	(1,898)	(576)	—	—	(2,474)	(27.6)
	2,719	132,024	1,564	6,382	151	142,840	1,592.6

Schedule of intangible assets, net of amortization

	As of December 31, 2022			As of December 31, 2023
	Gross	Less: accumulated	Net	Gross	Less: accumulated	Net	Net	Weighted-average
	carrying	amortization and	carrying	carrying	amortization and	carrying	carrying	remaining
	amount	impairment	amount	amount	impairment	amount	amount	useful life
	RUB	RUB	RUB	RUB	RUB	RUB	$	(in years)
Acquisition-related intangible assets:
Trade names and domain names	13,430	(2,840)	10,590	13,282	(8,967)	4,315	48.1	6.3
Customer relationships	13,226	(3,834)	9,392	13,231	(5,231)	8,000	89.2	7.4
Software	8,387	(3,444)	4,943	8,148	(4,760)	3,388	37.8	2.6
Supplier relationships	215	(83)	132	215	(130)	85	0.9	2.0
Total acquisition-related intangible assets:	35,258	(10,201)	25,057	34,876	(19,088)	15,788	176.0
Other intangible assets:
Technologies and licenses	10,765	(5,799)	4,966	20,277	(9,500)	10,777	120.2	2.2
Assets not yet in use	1,743	—	1,743	1,796	—	1,796	20.0
Total other intangible assets:	12,508	(5,799)	6,709	22,073	(9,500)	12,573	140.2
Total intangible assets	47,766	(16,000)	31,766	56,949	(28,588)	28,361	316.2

Schedule of estimated amortization expense over the next five years and thereafter for intangible assets

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2024	3,350	5,800	9,150	102.0
2025	3,019	3,664	6,683	74.5
2026	2,299	822	3,121	34.8
2027	1,512	412	1,924	21.5
2028	1,511	79	1,590	17.7
Thereafter	4,097	—	4,097	45.7
Total	15,788	10,777	26,565	296.2